Investments in associates and joint ventures (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments In Associates And Joint Ventures Results Of Investments [Abstract]
Jointly Controlled by Banco Santander	R$ 92,976	R$ 41,212	R$ 39,904
Banco RCI Brasil S.A.	105,250	46,244	44,384
Norchem Participações e Consultoria S.A.	975	1,120	1,333
Cibrasec - Companhia Brasileira de Securitização	75	193	389
Estruturadora Brasileira de Projetos S.A. - EBP	199	(1,017)	(1,560)
Gestora de Inteligência de Crédito	(11,354)	(6,466)	(4,642)
Banco Hyundai Capital Brasil S.A. (anteriormente denomina da BHJV Assessoria e Consultoria Empresarial Ltda.)	0	1,083	0
Santander Auto S.A.	(2,169)	55	0
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	55,936	24,161	30,430
Webmotors S.A.	42,848	30,626	21,290
Tecnologia Bancária S.A. - TECBAN	12,498	(6,929)	8,307
Hyundai Corretora de Seguros	(66)	0	0
PSA Corretora de Seguros e Serviços Ltda.	656	464	833
Significant Influence of Banco Santander	576	585	1,217
Norchem Holding e Negócios S.A.	576	585	1,217
Total	R$ 149,488	R$ 65,958	R$ 71,551